Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events
7. Subsequent Events
Plan Management has evaluated all events or transactions that occurred through June 25, 2026, the date the financial statements were issued, and determined that there were no significant events that would have a material impact on its financial statements and related notes.